SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF ANTIDILUTIVE SECURITIES OF EARNINGS PER SHARE

The computation of basic and diluted loss per share for September 30, 2023 and December 31, 2022 excludes the common stock equivalents of the following potentially dilutive securities because their inclusion would be anti-dilutive:

	September 30, 2023	December 31, 2022

Stock Warrants (Exercise price - $0.001- $0.25/share)	47,335,714	54,660,032
Stock Options (Exercise price - $0.1150/Share)	26,520,000	26,520,000
Convertible Preferred Stock	2	2
Total	73,855,716	81,180,034

The computation of basic and diluted loss per share for December 31, 2022 and 2021 excludes the common stock equivalents of the following potentially dilutive securities because their inclusion would be anti-dilutive:

	December 31, 2022	December 31, 2021

Stock Warrants (Exercise price - $0.001- $0.25/share)	54,660,032	48,972,277
Stock Options (Exercise price - $0.1150/Share)	26,520,000	26,802,500
Convertible Debt	-	6,470,674
Convertible Preferred Stock	2	2
Total	81,180,034	82,245,453

SCHEDULE OF COST AND ESTIMATED FAIR VALUE INVESTMENT

The cost and estimated fair value of the Company’s investments are as follows:

	Cost	Gross unrealized gain	Fair value
December 31, 2022	$-	$-	$-
Treasury Bills	$2,587,811	$13,021	$2,600,832
Treasury Bills – Redemption	$2,587,811	$(13,021)	$(2,600,832)
Total Investments, September 30, 2023	$-	$-	$-

SCHEDULE OF FAIR VALUE OF FINANCIAL INSTRUMENTS

	September 30, 2023				December 31, 2022
	Fair Value Measurement Using				Fair Value Measurement Using
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Assets:
Investment in gold	$441,777	$-	$-	$441,777	$437,251	$-	$-	$437,251
Money market fund	$2,776,029	$-	$-	$2,776,029	$-	$-	$-	$-
Total	$3,217,806	$-	$-	$3,217,806	$437,251	$-	$-	$437,251

	December 31, 2022	December 31, 2021
Level 1 – Investment in Gold	$437,251	$437,212
Level 2	$-	$-
Level 3	$-	$-
Total	$437,251	$437,212

SCHEDULE OF GOLD IN BULLION

The following tables summarize activity in gold bullion for the nine months ended September 30, 2023:

Nine Months Ended September 30, 2023	Ounces	Cost	Fair Value

Balance December 31, 2022	239	$1,829	$437,251
Net change in unrealized gain	-	-	4,526
Balance September 30, 2023	239	$1,848	$441,777

The following tables summarize activity in gold bullion for the nine months ended September 30, 2022:

Nine Months Ended September 30, 2022	Ounces	Cost	Fair Value

Balance December 31, 2021	239	$1,884	$437,212
Net change in unrealized loss	-	-	(39,454)
Balance September 30, 2022	239	$1,664	$397,758

The following tables summarize activity in gold bullion for the quarter ended December 31, 2022:

Year Ended December 31, 2022	Ounces	Cost	Fair Value

Beginning balance	-	$-	$-
Investment in Gold bullion	239	1,884	450,216
Net change in unrealized loss	-	-	(13,004)
Balance December 31, 2021	239	$1,884	$437,212
Net change in unrealized gain	-	38	38
Balance December 31, 2022	239	$1,829	$437,251

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

	2022	2021
Expected income tax (recovery) expense at the statutory rate of 21%	$(806,823)	$(1,689,619)
Tax effect of expenses that are not deductible for income tax purposes (net of other amounts deductible for tax purposes)	282,808	1,141,619
Change in valuation allowance	524,014	548,000

Provision for income taxes	$-	$-

SCHEDULE OF COMPONENTS DEFERRED INCOME TAXES

The components of deferred income taxes are as follows:

	Years Ended December,
	2022	2021
Deferred tax liability:	$-	$-
Deferred tax asset
Net Operating Loss Carryforward	4,887,351	4,363,336
Valuation allowance	(4,887,351)	(4,343,336)
Net deferred tax asset	-	-
Net deferred tax liability	$-	$-